Fair Value Measurements - Change in the Fair Value of the Derivative Warrant Liabilities (Detail) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Balance at beginning of period	$ 217,993	$ 191,473	$ 191,473	$ 103,628
Changes in fair value of debt and liability instruments, included in net loss	4,585	17,125	29,845	(13,722)
Termination of DSP Options	(61,472)
Liability instruments disposed due to deconsolidation of subsidiary		(3,325)	(3,325)	101,567
Balance at end of period	$ 161,106	$ 205,273	$ 217,993	$ 191,473